Commitments and Contingent Liabilities (Details Textual) ₪ in Thousands, $ in Thousands			1 Months Ended			12 Months Ended
	Aug. 13, 2019 USD ($)	Nov. 08, 2016	Feb. 28, 2017 USD ($)	Feb. 28, 2017 ILS (₪)	Feb. 07, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Aug. 13, 2019 ILS (₪)
Commitments and Contingent Liabilities (Textual)
Motion total amount									$ 4,300
Description, of lawsuit filing									The Company delivered its response to the court. A preliminary hearing was held by the court on September 12, 2016 and subsequently the court set a schedule for the submission by the petitioners of a motion for discovery, and any responses to such motion.	The Company delivered its response to the court. A preliminary hearing was held by the court on September 12, 2016 and subsequently the court set a schedule for the submission by the petitioners of a motion for discovery, and any responses to such motion.
Loss contingency actions taken by court arbitrator or mediator, description		The Motion to be excluded from the purported class, claiming to have independent causes of action and damages of approximately NIS 1 million (USD 311,042) (the “Petition to Exclude”). The Company responded to the court and, amongst other arguments, the Company noted that pursuant to the Class Action Lawsuits Law 5766-2006 and the Regulations enacted thereunder, at the current stage of the court proceedings with respect to the 2015 Motion such shareholder cannot petition to be excluded from the purported class. The court ordered the shareholder to respond and he has done so. In May 2018, the shareholder filed an independent lawsuit against the Company in the Haifa Magistrates Court seeking damages of approximately NIS 1.1 million (USD 342,146) (the “Separate Lawsuit”).
Gains on litigation settlements			$ 9,000
Initial public offering date			Nov. 20, 2015	Nov. 20, 2015	Nov. 20, 2015
Fine paid by company	$ 466,562
Annual license fee income						$ 10,000
Monthly payments	$ 322,500
NIS [Member]
Commitments and Contingent Liabilities (Textual)
Motion total amount | ₪										₪ 16,400
Gains on litigation settlements | ₪				₪ 29,000
Aggregate consideration received					$ 2,000
Fine paid by company | ₪											₪ 1,500
TryNovo's Technologies [Member] | Israel Innovation Authority [Member]
Commitments and Contingent Liabilities (Textual)
Maximum royalty payable excluding interest amount							$ 1,600
TryNovo's Technologies [Member] | Israel Innovation Authority [Member] | NIS [Member]
Commitments and Contingent Liabilities (Textual)
Maximum royalty payable excluding interest amount | ₪								₪ 5,500
Yissum [Member]
Commitments and Contingent Liabilities (Textual)
Description of license agreement						In consideration for the grant of the license, the Company shall pay Yissum the following consideration during the term of the license: (i) Royalties at a rate of three percent (3%) of net sales. (ii) Sublicense fees at a rate of twelve percent (12%) of sublicense consideration. In addition, Yissum is entitled to receive an exit fee of 12% of the transaction proceeds in the event of certain pre - defined transactions set forth in the License Agreement.
THM [Member]
Commitments and Contingent Liabilities (Textual)
Description of license agreement						In consideration for the license grant, the Company shall pay to THM the following during the term of the license: i) An annual license fee of $10,000 which is credited towards any royalties to be paid during such year. ii) Royalties of three- and one-half (3.5%) of net sales with respect to Biopharmaceutical Products, and royalties of six- and one-half (6.5%) of net sales with respect to Diagnostic Products. iii) Sublicense fees at a rate of twenty percent (20%) of sublicense consideration with respect to Biopharmaceutical Products, and sublicense fees at a rate of twelve percent (12%) of sublicense consideration with respect to Diagnostic Products. The Company has undertaken to pay certain milestone payments upon the completion of certain pre-defined clinical and sales milestones. In addition, THM (on behalf of the licensors) are entitled to receive an exit fee of up to three- and one-half percent (3.5%) of all consideration received because of or in connection with an exit event (as defined in the THM License Agreement).
Bottom of range [member]
Commitments and Contingent Liabilities (Textual)
Annual interest rate of revenues						3.00%
Top of range [member]
Commitments and Contingent Liabilities (Textual)
Annual interest rate of revenues						6.00%